Income Taxes (Details) - Schedule of income taxes - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of income taxes [Abstract]
Current income tax expenses	$ 145,541
Deferred income tax expenses
Income tax expenses	$ 145,541